Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating expenses:
Sales and marketing	$ 56,543	$ 92,355	$ 241,307
Interest income	21,490	23,777	26,091
Interest expense	4,321	8,333	6,452
Change in foreign currency translation adjustment, tax	0	0	0
Available-for-sale securities:
Change in unrealized gain/ (loss), tax	0	0	0
Reclassification adjustment for net loss included in net income, tax	0	0	0
Related Party [Member]
Operating expenses:
Sales and marketing	1,039	2,651	10,401
Interest income	11,250	5,360	0
Interest expense	$ 3,727	$ 1,340	$ 0